Finance Lease Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Convertible Equity Instrument [Abstract]
Schedule of classified a finance lease receivable
Finance lease receivable	31 Dec 2019	1 Jan 2019
	$000	$000
Current	142		-
Non-current	149		-
	292	ss	-

Schedule of undiscounted lease payments
	1 Year	2 years	3 or more years
	$000	$000	£000
Undiscounted lease payments receivable	149	150	-
	149	150	-

Schedule of income from its subleasing activities
Finance Lease Receivable	31 December 2019
$000
Finance Lease receivable as at 1 Nov 2018	327
Sublease income	(36)
292